General and administrative - Disclosure of detailed information about general and administrative expenses (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
General And Administrative [Line Items]
Amortization	$ 105,375	$ 0	$ 0
Total general and administrative	4,275,603	3,654,142	2,186,273
General and administrative [Member]
General And Administrative [Line Items]
Salaries and benefits	2,493,640	2,635,873	1,350,824
Professional fees	714,661	465,226	274,356
Investor relations	499,086	247,735	131,646
Office supplies and services	351,893	170,494	165,050
Transfer agent and filing fees	91,856	57,030	27,289
Financing expense	40,952	23,790	88,920
Travel and meals	40,504	248	66,225
Amortization	36,700	47,474	1,949
Other	6,311	6,272	3,788
Rent	0	0	76,226
Total general and administrative	$ 4,275,603	$ 3,654,142	$ 2,186,273